UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number                          811-08673

Dreyfus Investment Portfolios (Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166 (Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq. 200 Park Avenue New York, New York 10166 (Name and address of agent for service)

Registrant's telephone number, including area code:		(212) 922-6000
Date of fiscal year end:	12/31
Date of reporting period:	9/30/2009

FORM N-Q

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Investment Portfolios, Core Value Portfolio
September 30, 2009 (Unaudited)

Common Stocks--99.8%	Shares	Value ($)
Consumer Discretionary--10.8%
Carnival	11,440	380,723
Gap	9,100	194,740
Home Depot	22,220	591,941
Johnson Controls	7,060 a	180,454
Lowe's Cos.	7,640	159,982
News, Cl. A	31,120	373,129
Nordstrom	7,860	240,044
Omnicom Group	14,640	540,802
Staples	7,220	167,648
Target	3,660	170,849
Time Warner	23,553	677,855
Toll Brothers	6,310 a,b	123,297
		3,801,464
Consumer Staples--9.2%
Cadbury, ADR	6,764	346,384
Coca-Cola Enterprises	8,270	177,061
CVS Caremark	17,840	637,601
Kellogg	5,370	264,365
PepsiCo	12,100	709,786
Philip Morris International	7,030	342,642
Procter & Gamble	6,890	399,069
Walgreen	9,510	356,340
		3,233,248
Energy--16.0%
Anadarko Petroleum	2,870	180,035
Chevron	17,930	1,262,810
Devon Energy	3,280	220,842
EOG Resources	1,950	162,844
Exxon Mobil	14,754	1,012,272
Hess	5,450	291,357

Marathon Oil	10,010	319,319
Occidental Petroleum	19,550	1,532,720
Schlumberger	3,090	184,164
XTO Energy	10,695	441,917
		5,608,280
Exchange Traded Funds--1.0%
iShares Russell 1000 Value Index
Fund	6,360 a	352,916
Financial--25.5%
ACE	3,430 b	183,368
Aflac	4,650	198,741
American Express	5,100	172,890
Ameriprise Financial	8,860	321,884
AON	9,510	386,962
Bank of America	61,960	1,048,363
Capital One Financial	2,990	106,833
Citigroup	74,570	360,919
Franklin Resources	3,080	309,848
Goldman Sachs Group	3,630	669,191
JPMorgan Chase & Co.	38,740	1,697,587
Marsh & McLennan Cos.	10,800	267,084
MetLife	14,600	555,822
Moody's	6,930 a	141,788
Morgan Stanley	15,800	487,904
Prudential Financial	3,750	187,163
State Street	7,230	380,298
Travelers Cos.	10,780	530,699
U.S. Bancorp	8,410	183,843
Wells Fargo & Co.	27,750	781,995
		8,973,182
Health Care--9.4%
AmerisourceBergen	8,300	185,754
Amgen	6,120 b	368,607
Covidien	8,297	358,928
McKesson	3,170	188,774
Merck & Co.	13,320	421,312
Pfizer	64,330	1,064,662

Schering-Plough	7,130	201,423
Thermo Fisher Scientific	3,370 b	147,168
UnitedHealth Group	5,520	138,221
Warner Chilcott, Cl. A	4,446 a,b	96,122
WellPoint	3,080 b	145,869
		3,316,840
Industrial--7.3%
Dover	4,700	182,172
Eaton	4,970	281,252
General Electric	41,910	688,162
Honeywell International	4,880	181,292
Raytheon	5,110	245,127
Tyco International	5,977	206,087
Union Pacific	8,560	499,476
United Parcel Service, Cl. B	2,620	147,951
Waste Management	4,814 a	143,553
		2,575,072
Information Technology--7.6%
Cisco Systems	31,380 b	738,685
EMC	11,170 b	190,337
Hewlett-Packard	10,010	472,572
Intel	10,870	212,726
Microsoft	24,620	637,412
Tyco Electronics	11,140	248,199
Western Union	8,930	168,956
		2,668,887
Materials--3.8%
Air Products & Chemicals	3,320	257,565
Dow Chemical	7,840	204,389
E.I. du Pont de Nemours & Co.	5,120	164,557
Freeport-McMoRan Copper & Gold	7,810	535,844
International Paper	7,080	157,388
		1,319,743
Telecommunication Services--2.9%
AT & T	37,290	1,007,203
Utilities--6.3%
Entergy	6,000	479,160

Exelon	4,480	222,298
FPL Group	7,890	435,765
NRG Energy	11,180 b	315,164
PG & E	3,480	140,905
Questar	9,300	349,308
Southern	8,170	258,744
		2,201,344
Total Common Stocks
(cost $32,153,538)		35,058,179

Other Investment--1.1%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $394,000)	394,000 [c]	394,000

Investment of Cash Collateral for
Securities Loaned--2.7%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Plus Fund
(cost $945,855)	945,855 [c]	945,855

Total Investments (cost $33,493,393)	103.6%	36,398,034
Liabilities, Less Cash and Receivables	(3.6%)	(1,254,008)
Net Assets	100.0%	35,144,026

ADR - American Depository Receipts

a	All or a portion of these securities are on loan. At September 30, 2009, the total market value of the portfolio's securities on loan is $915,255 and the total market value of the collateral held by the portfolio is $945,855.
b	Non-income producing security.
c	Investment in affiliated money market mutual fund.

At September 30, 2009, the aggregate cost of investment securities for income tax purposes was $33,493,393.

Net unrealized appreciation on investments was $2,904,641 of which $4,796,848 related to appreciated investment securities and $1,892,207 related to depreciated investment securities.

Various inputs are used in determining the value of the fund's investments relating to Fair Value Measurements.
These inputs are summarized in the three broad levels listed below.
Level 1 - quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of September 30, 2009 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Quoted	Significant Observable	Unobservable
Assets ($)	Prices	Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic+	34,358,879	-	-	34,358,879
Equity Securities - Foreign+	346,384	-	-	346,384
Mutual Funds/Exchange Traded	1,692,771	-	-	1,692,771
Funds
Other Financial Instruments++	-	-	-	-
Liabilities ($)
Other Financial Instruments++	-	-	-	-
+ See Statement of Investments for industry classification.
++ Other financial instruments include derivative instruments, such as futures, forward foreign currency exchange contracts, swap contracts and options contracts. Amounts shown represent unrealized appreciation (depreciation), or in the case of options, market value at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) has become the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The Codification has superseded all existing non-SEC accounting and reporting standards. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund adopted the provisions of ASC 815 Derivatives and Hedging which requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. The fund held no derivatives during the period ended September 30, 2009. These disclosures did not impact the notes to the financial statements.

Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available.

Registered investment companies that are not traded on an exchange are valued at their net asset value. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the portfolio calculates its net asset value, the portfolio may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. For other securities that are fair valued by the Board of Trustees, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold and public trading in similar securities of the issuer or comparable issuers. Financial futures are valued at the last sales price.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the portfolio may lend securities to qualified institutions. It is the portfolio’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit. The portfolio is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the portfolio bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Investment Portfolios, Midcap Stock Portfolio
September 30, 2009 (Unaudited)

Common Stocks--99.5%	Shares	Value ($)
Consumer Discretionary--16.9%
Aaron's	22,600 a	596,640
Advance Auto Parts	35,900	1,410,152
Aeropostale	36,975 a,b	1,607,303
Apollo Group, Cl. A	5,900 a,b	434,653
Barnes & Noble	40,900 a	908,798
Boyd Gaming	29,500 b	322,435
Brinker International	64,350	1,012,226
Callaway Golf	42,500 a	323,425
Carlisle Cos.	47,300	1,603,943
Cheesecake Factory	84,200 a,b	1,559,384
Dollar Tree	31,100 b	1,513,948
Family Dollar Stores	19,950	526,680
Foot Locker	103,300	1,234,435
Gentex	40,350	570,952
Genuine Parts	25,200	959,112
International Speedway, Cl. A	11,000	303,270
ITT Educational Services	15,400 a,b	1,700,314
Marvel Entertainment	14,000 b	694,680
Panera Bread, Cl. A	17,600 a,b	968,000
PetSmart	41,600	904,800
Regis	19,400 a	300,700
Scholastic	29,100 a	708,294
Scotts Miracle-Gro, Cl. A	25,900 a	1,112,405
SEACOR Holdings	9,000 b	734,670
Strayer Education	2,700 a	587,736
Timberland, Cl. A	26,700 b	371,664
Toll Brothers	36,500 a,b	713,210
Warnaco Group	25,350 b	1,111,851
		24,795,680
Consumer Staples--4.0%

Energizer Holdings	4,600 b	305,164
Hansen Natural	10,300 a,b	378,422
Hormel Foods	27,250	967,920
Lancaster Colony	29,700	1,522,719
PepsiAmericas	10,900	311,304
Pulte Homes	76,500 a	840,735
Tyson Foods, Cl. A	24,600	310,698
Universal	30,000 a	1,254,600
		5,891,562
Energy--6.3%
Atmos Energy	11,000	309,980
Bill Barrett	22,800 b	747,612
Cameron International	34,900 b	1,319,918
Comstock Resources	35,200 b	1,410,816
Covanta Holding	17,600 a,b	299,200
Encore Acquisition	61,000 b	2,281,400
Frontier Oil	82,200	1,144,224
Patterson-UTI Energy	22,200	335,220
Southern Union	41,300	858,627
Tesoro	37,600 a	563,248
		9,270,245
Financial--18.2%
Alexandria Real Estate Equities	16,800 a	913,080
American Financial Group	63,575	1,621,162
AmeriCredit	42,600 a,b	672,654
Ameriprise Financial	23,800	864,654
Annaly Capital Management	39,100	709,274
Camden Property Trust	12,900	519,870
Cincinnati Financial	6,000	155,940
Dun & Bradstreet	6,000	451,920
FirstMerit	73,106	1,391,207
HCC Insurance Holdings	54,250	1,483,737
Hospitality Properties Trust	72,800 a	1,482,936
Hudson City Bancorp	96,000	1,262,400
IAC/InterActiveCorp	19,800 b	399,762
Liberty Property Trust	18,200	592,046
Macerich	24,146 a	732,346

Nasdaq OMX Group	30,600 b	644,130
New York Community Bancorp	61,400	701,188
NewAlliance Bancshares	129,500	1,385,650
Old Republic International	46,600	567,588
Principal Financial Group	20,300	556,017
Raymond James Financial	77,700	1,808,856
Regency Centers	35,600 a	1,318,980
Reinsurance Group of America	18,500	825,100
StanCorp Financial Group	44,800	1,808,576
UDR	88,171 a	1,387,812
Weingarten Realty Investors Trust	55,700 a	1,109,544
Westamerica Bancorporation	25,400 a	1,320,800
		26,687,229
Health Care--11.3%
Cooper	11,700 a	347,841
Edwards Lifesciences	10,600 b	741,046
Endo Pharmaceuticals Holdings	60,600 b	1,371,378
Gen-Probe	31,100 b	1,288,784
Humana	35,500 b	1,324,150
Kinetic Concepts	19,600 a,b	724,808
LifePoint Hospitals	48,200 a,b	1,304,292
Omnicare	42,400 a	954,848
OSI Pharmaceuticals	40,700 a,b	1,436,710
Pharmaceutical Product Development	49,000	1,075,060
Resmed	22,600 b	1,021,520
Sepracor	35,900 b	822,110
STERIS	43,500 a	1,324,575
Techne	21,200	1,326,060
Valeant Pharmaceuticals
International	52,500 a,b	1,473,150
		16,536,332
Industrial--12.0%
Brink's	38,000	1,022,580
Bucyrus International	41,500 a	1,478,230
Copa Holdings SA	3,700	164,613
Donaldson	25,600 a	886,528
Dycom Industries	119,200 b	1,466,160

Expeditors International
Washington	18,400	646,760
Flowserve	6,700	660,218
GATX	17,300 a	483,535
Granite Construction	26,500 a	819,910
Hubbell, Cl. B	45,550	1,913,100
Joy Global	32,600	1,595,444
KBR	24,100	561,289
MPS Group	22,800 b	239,856
Oshkosh	51,400	1,589,802
Pitney Bowes	17,700	439,845
Rent-A-Center	47,200 b	891,136
Teleflex	20,700	1,000,017
Timken	33,000	773,190
URS	24,300 b	1,060,695
		17,692,908
Information Technology--17.7%
Advent Software	9,500 a,b	382,375
Akamai Technologies	38,400 b	755,712
Avnet	27,300 b	708,981
Avocent	34,900 a,b	707,423
CA	36,500	802,635
Cognizant Technology Solutions,
Cl. A	19,900 b	769,334
CommScope	36,200 b	1,083,466
Computer Sciences	31,800 b	1,676,178
Cypress Semiconductor	143,200 a,b	1,479,256
F5 Networks	36,500 b	1,446,495
FactSet Research Systems	16,000	1,059,840
Fair Isaac	40,000 a	859,600
Garmin	9,800 a	369,852
Gartner	70,300 a,b	1,284,381
General Cable	11,300 a,b	442,395
Harris	12,300	462,480
Informatica	34,000 b	767,720
Ingram Micro, Cl. A	36,700 b	618,395
Integrated Device Technology	120,800 b	816,608

Intersil, Cl. A	65,200	998,212
L-3 Communications Holdings	15,500	1,244,960
Semtech	11,900 a,b	202,419
Sybase	34,900 b	1,357,610
Synopsys	90,900 b	2,037,978
Tech Data	57,300 b	2,384,253
Teradata	25,400 b	699,008
Xilinx	22,000	515,240
		25,932,806
Materials--7.6%
Airgas	18,800	909,356
Cabot	27,600	637,836
Crown Holdings	36,300 b	987,360
FMC	13,100	736,875
Minerals Technologies	36,100	1,716,916
Pactiv	31,700 b	825,785
Potlatch	17,400 a	495,030
Reliance Steel & Aluminum	30,900	1,315,104
Temple-Inland	56,500	927,730
Terra Industries	18,000	624,060
Titanium Metals	65,000 a	623,350
Worthington Industries	97,000 a	1,348,300
		11,147,702
Telecommunication Services--1.0%
Telephone & Data Systems	29,600	917,896
US Cellular	13,800 b	539,166
		1,457,062
Utilities--4.5%
AGL Resources	27,000	952,290
Alliant Energy	10,350	288,248
American Water Works	23,600	470,584
CMS Energy	25,700 a	344,380
IDACORP	19,800	570,042
NV Energy	129,800	1,504,382
UGI	72,000	1,804,320
WGL Holdings	21,800	722,452
		6,656,698

Total Common Stocks
(cost $143,674,799)		146,068,224

Other Investment--.5%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $797,000)	797,000 [c]	797,000
Investment of Cash Collateral for
Securities Loaned--21.1%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $30,966,561)	30,966,561 [c]	30,966,561
Total Investments (cost $175,438,360)	121.10%	177,831,785
Liabilities, Less Cash and Receivables	(21.10)	(31,067,768)
Net Assets	100.0%	146,764,017

a	All or a portion of these securities are on loan. At September 30, 2009, the total market value of the portfolio's securities on loan is $29,905,641 and the total market value of the collateral held by the portfolio is $30,966,561.
b	Non-income producing security.
c	Investment in affiliated money market mutual fund.

At September 30, 2009, the aggregate cost of investment securities for income tax purposes was $175,438,360. Net unrealized appreciation on investments was $2,393,425 of which $17,345,229 related to appreciated investment securities and $14,951,804 related to depreciated investment securities.

Various inputs are used in determining the value of the fund's investments relating to Fair Value Measurements.
These inputs are summarized in the three broad levels listed below.
Level 1 - quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of September 30, 2009 in valuing the fund's investments:

		Level 2 - Other Significant	Level 3 -Significant
Assets ($)	Level 1 -Quoted Prices	Observable Inputs	Unobservable Inputs	Total
Investment in Securities:
Equity Securities - Domestic+	146,068,224	-	-	146,068,224
Mutual Funds	31,763,561	-	-	31,763,561
Other Financial Instruments++	-	-	-	-
Liabilities ($)
Other Financial Instruments++	-	-	-	-
+ See Statement of Investments for industry classification.
++ Other financial instruments include derivative instruments, such as futures, forward foreign currency exchange contracts, swap contracts and options contracts. Amounts shown represent unrealized appreciation (depreciation), or in the case of options, market value at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) has become the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The Codification has superseded all existing non-SEC accounting and reporting standards. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund adopted the provisions of ASC 815 Derivatives and Hedging which requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. The fund held no derivatives during the period ended September 30, 2009. These disclosures did not impact the notes to the financial statements.

Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available.

Registered investment companies that are not traded on an exchange are valued at their net asset value. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the portfolio calculates its net asset value, the portfolio may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. For other securities that are fair valued by the Board of Trustees, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold and public trading in similar securities of the issuer or comparable issuers. Financial futures are valued at the last sales price.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the portfolio may lend securities to qualified institutions. It is the portfolio’s policy, that at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit. The portfolio is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the portfolio bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Investment Portfolios, Small Cap Stock Index Portfolio
September 30, 2009 (Unaudited)

Common Stocks--99.7%	Shares	Value ($)

Consumer Discretionary--14.5%
American Public Education	5,439 a	188,951
Arbitron	7,533	156,385
Audiovox, Cl. A	4,786 a	32,784
Big 5 Sporting Goods	6,578	99,328
Blue Nile	4,300 a,b	267,116
Brown Shoe	11,742	94,171
Brunswick	27,336 b	327,485
Buckle	7,297 b	249,120
Buffalo Wild Wings	5,434 a,b	226,109
Cabela's	12,336 a,b	164,562
California Pizza Kitchen	8,216 a	128,334
Capella Education	4,177 a,b	281,279
Carter's	17,128 a	457,318
Cato, Cl. A	8,765	177,842
CEC Entertainment	7,205 a	186,321
Charlotte Russe Holding	6,698 a	117,215
Children's Place Retail Stores	8,330 a,b	249,567
Christopher & Banks	10,353	70,090
CKE Restaurants	17,557	184,173
Coinstar	9,361 a,b	308,726
Crocs	25,932 a	172,448
Deckers Outdoor	4,038 a	342,624
DineEquity	4,590 b	113,602
Dress Barn	14,130 a,b	253,351
Drew Industries	5,850 a	126,887
E.W. Scripps, Cl. A	9,604 a	72,030
Ethan Allen Interiors	5,946 b	98,109
Finish Line, Cl. A	17,380	176,581
Fred's, Cl. A	12,791 b	162,829
Genesco	6,405 a,b	154,168

Group 1 Automotive	7,565 b	203,120
Gymboree	8,782 a,b	424,873
Haverty Furniture	6,343 a,b	74,911
Helen of Troy	9,039 a	175,628
Hibbett Sports	8,500 a,b	154,955
Hillenbrand	17,374	353,908
Hot Topic	14,035 a,b	105,122
HSN	12,062 a	196,369
Iconix Brand Group	20,786 a	259,201
Interval Leisure Group	11,855 a	147,950
Jack in the Box	17,461 a	357,776
JAKKS Pacific	8,605 a,b	123,224
Jo-Ann Stores	8,400 a,b	225,372
JoS. A. Bank Clothiers	5,529 a,b	247,533
K-Swiss, Cl. A	7,951 b	69,889
Kid Brands	5,380 a	33,356
La-Z-Boy	15,804	136,705
Landry's Restaurants	773 a,b	8,116
Lithia Motors, Cl. A	5,831 b	90,905
Live Nation	25,693 a	210,426
Liz Claiborne	29,492 b	145,396
M/I Homes	6,013 a	81,717
Maidenform Brands	6,275 a	100,777
Marcus	6,161	78,799
Men's Wearhouse	15,718 b	388,235
Meritage Homes	9,432 a	191,470
Midas	4,417 a	41,520
Monarch Casino & Resort	3,052 a	32,840
Movado Group	4,901 b	71,212
National Presto Industries	1,566 b	135,475
Nautilus	7,911 a,b	13,449
NutriSystem	9,132	139,354
OfficeMax	22,931 a,b	288,472
Oxford Industries	4,338	85,459
P.F. Chang's China Bistro	7,229 a,b	245,569
Papa John's International	7,043 a	173,047
PEP Boys-Manny Moe & Jack	12,869	125,730

Perry Ellis International	3,410 a	54,696
PetMed Express	7,489 b	141,168
Pinnacle Entertainment	18,035 a,b	183,777
Polaris Industries	9,993 b	407,515
Pool	15,175 b	337,189
Pre-Paid Legal Services	2,266 a	115,113
Quiksilver	37,889 a	104,195
Red Robin Gourmet Burgers	4,953 a	101,140
Ruby Tuesday	19,849 a	167,129
Ruth's Hospitality Group	5,569 a	23,501
Shuffle Master	16,156 a	152,190
Skechers USA, Cl. A	10,174 a	174,382
Skyline	1,421 b	32,058
Sonic	17,744 a,b	196,249
Sonic Automotive, Cl. A	11,621 b	122,020
Spartan Motors	10,104 b	51,935
Stage Stores	12,034	155,961
Stamps.com	4,372 a	40,441
Standard-Pacific	30,332 a	111,925
Steak n Shake	7,464 a,b	87,851
Stein Mart	6,941 a	88,220
Sturm Ruger & Co.	7,160 b	92,650
Superior Industries International	8,755	124,321
Texas Roadhouse	15,885 a,b	168,699
Ticketmaster Entertainment	12,031 a	140,642
Tractor Supply	10,728 a,b	519,450
True Religion Apparel	7,798 a	202,202
Tuesday Morning	10,606 a	44,121
Tween Brands	7,489 a	62,833
UniFirst	4,738	210,604
Universal Electronics	4,605 a	94,034
Universal Technical Institute	6,290 a,b	123,913
Volcom	5,312 a,b	87,542
Winnebago Industries	8,409 a,b	123,696
Wolverine World Wide	14,929	370,836
Zale	6,081 a,b	43,479
Zumiez	5,876 a,b	96,425

		16,931,467
Consumer Staples--4.4%
Alliance One International	26,057 a,b	116,735
Andersons	5,756 b	202,611
Boston Beer, Cl. A	2,996 a,b	111,092
Cal-Maine Foods	3,792 b	101,512
Casey's General Stores	15,530	487,331
Central Garden & Pet, Cl. A	22,816 a	249,379
Chattem	5,674 a,b	376,810
Cracker Barrel Old Country Store	6,879	236,638
Darling International	24,943 a	183,331
Diamond Foods	5,191 b	164,659
Great Atlantic & Pacific Tea	9,279 a,b	82,676
Green Mountain Coffee Roasters	10,461 a,b	772,440
Hain Celestial Group	12,619 a,b	241,906
J & J Snack Foods	4,281	184,896
Lance	9,178	236,976
Mannatech	1,159 b	4,439
Nash Finch	4,042	110,508
Peet's Coffee & Tea	3,435 a	96,970
RC2	6,437 a	91,727
Sanderson Farms	5,462	205,590
Spartan Stores	7,366	104,082
TreeHouse Foods	9,608 a,b	342,717
United Natural Foods	12,748 a,b	304,932
WD-40	4,743	134,701
		5,144,658
Energy--5.5%
Atwood Oceanics	16,719 a,b	589,679
Basic Energy Services	7,188 a,b	61,026
Bristow Group	8,824 a,b	261,985
CARBO Ceramics	5,591 b	288,216
Dril-Quip	8,777 a	435,690
Gulf Island Fabrication	3,183	59,649
Holly	12,473 b	319,558
Hornbeck Offshore Services	6,963 a	191,900
ION Geophysical	31,629 a,b	111,334

Lufkin Industries	4,354	231,546
Matrix Service	7,982 a	86,764
NATCO Group, Cl. A	5,871 a	259,968
Oil States International	15,331 a	538,578
Penn Virginia	13,037	298,678
Petroleum Development	5,922 a	110,505
PetroQuest Energy	15,380 a,b	99,816
Pioneer Drilling	15,950 a	117,073
SEACOR Holdings	6,317 a	515,657
Seahawk Drilling	3,505 a	108,970
St. Mary Land & Exploration	19,315	626,965
Stone Energy	13,201 a	215,308
Superior Well Services	3,708 a,b	35,893
Swift Energy	10,884 a,b	257,733
Tetra Technologies	22,678 a	219,750
World Fuel Services	9,057 b	435,370
		6,477,611
Financial--18.3%
Acadia Realty Trust	12,730	191,841
American Physicians Capital	3,392	97,724
Amerisafe	6,086 a	104,984
Bank Mutual	11,861	104,851
Bank of the Ozarks	3,395 b	90,069
BioMed Realty Trust	29,404	405,775
Boston Private Financial Holdings	18,482	120,318
Brookline Bancorp	18,097	175,903
Cascade Bancorp	9,527 b	11,528
Cash America International	9,124	275,180
Cedar Shopping Centers	14,115 b	91,042
Central Pacific Financial	9,072 b	22,861
Colonial Properties Trust	15,895	154,658
Columbia Banking System	7,150 b	118,332
Community Bank System	10,902 b	199,180
Delphi Financial Group, Cl. A	14,699	332,638
DiamondRock Hospitality	32,991 a	267,227
Dime Community Bancshares	8,432	96,378
East West Bancorp	28,122	233,413

EastGroup Properties	7,523	287,529
eHealth	7,298 a	105,967
Employers Holdings	13,431	207,912
Entertainment Properties Trust	10,693 b	365,059
Extra Space Storage	25,907 b	273,319
Financial Federal	7,661 b	189,073
First BanCorp/Puerto Rico	22,845 b	69,677
First Cash Financial Services	8,472 a	145,125
First Commonwealth Financial	20,731	117,752
First Financial Bancorp	14,707	177,219
First Financial Bankshares	6,385 b	315,802
First Midwest Bancorp	13,338 b	150,319
Forestar Group	11,301 a	194,151
Franklin Street Properties	19,227	251,874
Frontier Financial	14,931 b	16,275
Glacier Bancorp	18,062 b	269,846
Greenhill & Co.	5,961 b	533,986
Hancock Holding	7,374 b	277,041
Hanmi Financial	12,429 a,b	20,384
Home Bancshares	5,725 b	125,492
Home Properties	9,533 b	410,777
Independent Bank/MA	6,228 b	137,826
Independent Bank/MI	7,574 b	14,391
Infinity Property & Casualty	4,065	172,681
Inland Real Estate	18,063	158,232
Investment Technology Group	13,450 a	375,524
Kilroy Realty	12,951 b	359,261
Kite Realty Group Trust	17,949	74,847
LaBranche & Co.	15,588 a	52,999
LaSalle Hotel Properties	19,392	381,247
Lexington Realty Trust	29,812	152,041
LTC Properties	7,102	170,732
Medical Properties Trust	25,873 b	202,068
Mid-America Apartment Communities	8,446	381,168
Nara Bancorp	6,540	45,453
National Financial Partners	12,694 a	110,692
National Penn Bancshares	35,005 b	213,881

National Retail Properties	24,683	529,944
Navigators Group	3,932 a	216,260
NBT Bankcorp	10,466 b	235,904
Old National Bancorp	25,402 b	284,502
optionsXpress Holdings	13,589	234,818
Parkway Properties	6,468	127,420
Pennsylvania Real Estate
Investment Trust	13,632 b	103,740
Pinnacle Financial Partners	9,580 a,b	121,762
Piper Jaffray	5,000 a	238,600
Portfolio Recovery Associates	4,606 a,b	208,790
Post Properties	14,410	259,380
Presidential Life	4,372	45,294
PrivateBancorp	11,628 b	284,421
ProAssurance	9,800 a	511,462
Prosperity Bancshares	14,687 b	510,961
PS Business Parks	5,883	301,916
Rewards Network Inc.	2,727 a	37,469
RLI	5,371	283,481
S&T Bancorp	7,051 b	91,381
Safety Insurance Group	4,779	157,325
Selective Insurance Group	14,872	233,937
Senior Housing Properties Trust	38,847	742,366
Signature Bank	12,594 a	365,226
Simmons First National, Cl. A	3,751	108,066
South Financial Group	48,107	70,717
Sovran Self Storage	8,099	246,453
Sterling Bancorp	5,239	37,826
Sterling Bancshares	24,355	178,035
Sterling Financial	17,029 a,b	34,058
Stewart Information Services	5,364	66,353
Stifel Financial	8,833 a	484,932
Susquehanna Bancshares	23,934 b	140,971
SWS Group	8,883	127,915
Tanger Factory Outlet Centers	11,487	428,925
Tompkins Financial	2,244 b	98,063
Tower Group	13,263	323,485

TradeStation Group	12,459 a	101,541
Trustco Bank	27,829 b	173,931
UCBH Holdings	37,668 b	30,134
UMB Financial	9,616 b	388,871
Umpqua Holdings	25,234	267,480
United Bankshares	11,860 b	232,337
United Community Banks	23,301 a,b	116,507
United Fire & Casualty	6,276 b	112,340
Urstadt Biddle Properties, Cl. A	6,401	93,391
Whitney Holding	18,953 b	180,812
Wilshire Bancorp	7,045	51,710
Wintrust Financial	7,514 b	210,091
World Acceptance	5,315 a,b	133,991
Zenith National Insurance	10,350	319,815
		21,486,633
Health Care--13.2%
Abaxis	6,722 a,b	179,813
Air Methods	3,323 a	108,230
Align Technology	19,940 a,b	283,547
Almost Family	1,910 a,b	56,822
Amedisys	8,852 a,b	386,213
American Medical Systems Holdings	22,515 a	380,954
AMERIGROUP	15,415 a	341,751
AMN Healthcare Services	10,929 a	103,935
AmSurg	9,654 a	204,954
Analogic	3,718	137,640
ArQule	9,767 a,b	44,342
Bio-Reference Laboratories	3,129 a	107,638
Cambrex	9,496 a	59,825
Catalyst Health Solutions	11,342 a	330,619
Centene	13,255 a	251,050
Chemed	6,992 b	306,879
Computer Programs & Systems	2,235	92,551
CONMED	7,793 a	149,392
Cooper	13,698 b	407,242
CorVel	2,288 a	64,979
Cross Country Healthcare	9,719 a	90,484

CryoLife	8,412 a	67,044
Cubist Pharmaceuticals	17,925 a	362,085
Cyberonics	7,490 a	119,391
Dionex	5,430 a	352,787
Eclipsys	17,194 a	331,844
Enzo Biochem	10,148 a	71,848
eResearch Technology	13,212 a	92,484
Genoptix	4,670 a,b	162,423
Gentiva Health Services	8,629 a	215,811
Greatbatch	7,310 a,b	164,256
Haemonetics	7,848 a	440,430
Hanger Orthopedic Group	9,368 a	129,934
Healthcare Realty Trust	17,517	370,134
HealthSpring	14,984 a	183,554
Healthways	10,108 a	154,855
HMS Holdings	7,599 a	290,510
ICU Medical	4,084 a,b	150,536
Integra LifeSciences Holdings	6,400 a,b	218,560
Invacare	10,340	230,375
Inventiv Health	10,444 a,b	174,728
IPC The Hospitalist	3,647 a	114,698
Kendle International	4,690 a	78,417
Kensey Nash	3,713 a	107,491
Landauer	2,681	147,401
LCA-Vision	6,412 a	44,948
LHC Group	4,406 a	131,872
Magellan Health Services	10,889 a	338,212
Martek Biosciences	10,375 a,b	234,371
MedCath	5,549 a	48,665
MEDNAX	14,147 a	776,953
Meridian Bioscience	11,601 b	290,141
Merit Medical Systems	8,377 a	145,173
Molina Healthcare	4,211 a	87,126
MWI Veterinary Supply	3,547 a	141,703
Natus Medical	8,074 a	124,582
Neogen	4,212 a	136,005
Odyssey HealthCare	10,276 a	128,450

Omnicell	9,759 a	108,715
Osteotech	3,669 a	16,327
Palomar Medical Technologies	5,153 a	83,530
Par Pharmaceutical Cos.	10,819 a	232,717
PAREXEL International	17,635 a	239,660
PharMerica	9,487 a	176,174
Phase Forward	13,154 a,b	184,682
PSS World Medical	17,785 a,b	388,247
Quality Systems	5,181	318,994
Regeneron Pharmaceuticals	18,796 a	362,763
RehabCare Group	5,943 a	128,904
Res-Care	7,555 a	107,357
Salix Pharmaceuticals	14,820 a	315,073
Savient Pharmaceuticals	18,503 a,b	281,246
SurModics	5,896 a,b	145,042
Symmetry Medical	11,315 a	117,337
Theragenics	18,227 a	29,163
ViroPharma	22,507 a,b	216,517
West Pharmaceutical Services	9,637 b	391,359
Zoll Medical	6,162 a,b	132,606
		15,425,070
Industrial--16.7%
A.O. Smith	7,073	269,481
AAON	4,096 b	82,248
AAR	11,616 a,b	254,855
ABM Industries	14,458 b	304,196
Actuant, Cl. A	20,448	328,395
Acuity Brands	12,759 b	410,967
Administaff	6,604	173,487
Aerovironment	4,240 a	119,102
Albany International, Cl. A	8,110	157,334
American Science & Engineering	2,816	191,601
Apogee Enterprises	9,225	138,560
Applied Industrial Technologies	10,966	232,041
Applied Signal Technology	3,874	90,148
Arkansas Best	7,333 b	219,550
Astec Industries	5,389 a,b	137,258

ATC Technology	6,798 a	134,328
AZZ	3,974 a,b	159,636
Badger Meter	4,670 b	180,682
Baldor Electric	12,498 b	341,695
Barnes Group	12,325 b	210,634
Belden	14,097	325,641
Bowne & Co.	11,450	88,165
Brady, Cl. A	15,181	435,998
Briggs & Stratton	15,306 b	297,089
C & D Technologies	5,463 a,b	11,745
Cascade	2,803 b	74,952
CDI	3,497	49,133
Ceradyne	8,132 a	149,060
CIRCOR International	5,230	147,800
CLARCOR	15,103	473,630
Comfort Systems USA	11,546	133,818
Consolidated Graphics	3,529 a	88,049
Cubic	4,861	191,864
Curtiss-Wright	13,193	450,277
EMCOR Group	20,320 a	514,502
Encore Wire	5,764 b	128,768
EnPro Industries	6,037 a	138,006
ESCO Technologies	7,791 a,b	306,965
Esterline Technologies	8,994 a	352,655
Exponent	3,483 a	98,116
Forward Air	8,474 b	196,173
G & K Services, Cl. A	5,577	123,586
Gardner Denver	15,235 a	531,397
GenCorp	15,466 a,b	82,898
Geo Group	15,614 a	314,934
Gibraltar Industries	8,885	117,904
Griffon	13,599 a,b	136,942
Healthcare Services Group	12,656	232,364
Heartland Express	15,841	228,110
Heidrick & Struggles International	3,993 b	92,877
Hub Group, Cl. A	11,333 a	258,959
II-VI	6,947 a	176,732

Insituform Technologies, Cl. A	11,512 a	220,340
Interface, Cl. A	16,672	138,378
John Bean Technologies	8,172	148,485
Kaman	7,739	170,103
Kaydon	9,529 b	308,930
Knight Transportation	17,446	292,744
Lawson Products	1,469	25,575
Lindsay	3,846 b	151,455
Lydall	4,131 a	21,729
Magnetek	13,773 a	21,486
Mobile Mini	10,059 a,b	174,624
Moog, Cl. A	13,574 a	400,433
Mueller Industries	11,630	277,608
NCI Building Systems	7,464 a,b	23,885
Old Dominion Freight Line	7,956 a,b	242,101
On Assignment	11,614 a	67,942
Orbital Sciences	17,718 a	265,238
Quanex Building Products	11,493	165,039
Regal-Beloit	10,479 b	478,995
Robbins & Myers	9,497	222,990
School Specialty	5,071 a,b	120,284
Simpson Manufacturing	11,378	287,408
SkyWest	16,960	281,197
Spherion	17,047 a	105,862
Standard Register	5,263	30,946
Standex International	4,014	79,598
Stanley	4,507 a	115,920
Sykes Enterprises	10,279 a	214,009
Teledyne Technologies	10,655 a	383,473
Tetra Tech	18,151 a	481,546
Toro	10,225 b	406,648
Tredegar	6,594	95,613
Triumph Group	5,008	240,334
TrueBlue	12,905 a	181,573
United Stationers	7,119 a	338,936
Universal Forest Products	6,000	236,760
Viad	5,824	115,956

Vicor	6,016 a,b	46,444
Volt Information Sciences	2,995 a	36,599
Watsco	9,370 b	505,137
Watts Water Technologies, Cl. A	9,272 b	280,478
		19,488,108
Information Technology--18.1%
Actel	7,695 a	93,648
Adaptec	40,463 a	135,146
Advanced Energy Industries	9,238 a	131,549
Agilysys	6,214	40,950
Anixter International	9,183 a,b	368,330
Arris Group	38,580 a	501,926
ATMI	9,581 a	173,895
Avid Technology	7,855 a,b	110,677
Bel Fuse, Cl. B	3,088	58,765
Benchmark Electronics	20,346 a	366,228
Black Box	5,085	127,583
Blackbaud	12,943	300,278
Blue Coat Systems	12,000 a	271,080
Brightpoint	20,899 a	182,866
Brooks Automation	18,921 a	146,259
Cabot Microelectronics	6,578 a	229,309
CACI International, Cl. A	9,250 a	437,248
Checkpoint Systems	12,146 a	199,680
CIBER	18,322 a	73,288
Cognex	10,360	169,697
Cohu	6,000	81,360
Commvault Systems	12,354 a	256,345
comScore	6,984 a	125,782
Comtech Telecommunications	8,906 a,b	295,857
Concur Technologies	12,593 a,b	500,698
CSG Systems International	11,651 a	186,533
CTS	11,169	103,872
CyberSource	21,454 a,b	357,638
Cymer	9,034 a	351,061
Cypress Semiconductor	49,004 a,b	506,211
Daktronics	10,426 b	89,351

DealerTrack Holdings	12,147 a	229,700
Digi International	7,305 a	62,239
Diodes	10,236 a	185,169
DSP Group	8,567 a	69,735
DTS	5,247 a,b	143,663
Ebix	2,687 a,b	148,752
Electro Scientific Industries	8,950 a	119,840
EMS Technologies	4,804 a	100,019
Epicor Software	12,680 a	80,772
EPIQ Systems	10,590 a,b	153,555
Exar	10,072 a	74,029
FARO Technologies	4,148 a	71,263
FEI	11,655 a	287,296
Forrester Research	4,478 a,b	119,294
Gerber Scientific	7,501 a	44,856
Harmonic	28,463 a	190,133
Heartland Payment Systems	10,539	152,921
Hittite Microwave	5,735 a	210,933
Hutchinson Technology	7,241 a	51,411
Infospace	11,435 a	88,507
Insight Enterprises	14,427 a	176,154
Integral Systems	4,398 a,b	30,346
Intermec	14,730 a	207,693
Intevac	6,010 a	80,774
j2 Global Communications	14,474 a	333,047
JDA Software Group	8,600 a	188,684
Keithley Instruments	4,378	24,254
Knot	8,926 a	97,472
Kopin	22,450 a	107,760
Kulicke & Soffa Industries	20,794 a,b	125,388
Littelfuse	6,008 a	157,650
LoJack	4,908 a,b	24,982
Manhattan Associates	7,609 a	153,702
MAXIMUS	5,400	251,640
Mercury Computer Systems	7,376 a	72,727
Methode Electronics	12,423	107,707
Micrel	13,618	110,987

Microsemi	24,555 a	387,723
MKS Instruments	15,196 a,b	293,131
MTS Systems	4,718	137,813
NETGEAR	10,515 a	192,950
NetScout Systems	10,186 a	137,613
Network Equipment Technologies	8,704 a,b	62,930
Neutral Tandem	10,149 a,b	230,991
Newport	11,879 a	104,060
Novatel Wireless	9,348 a,b	106,193
Park Electrochemical	5,823	143,537
PC-Tel	7,107 a	44,419
Perficient	11,052 a	91,400
Pericom Semiconductor	9,256 a	90,801
Phoenix Technologies	8,613 a	31,437
Plexus	12,062 a	317,713
Progress Software	12,805 a	290,033
Radiant Systems	8,560 a	91,934
Radisys	8,183 a,b	71,110
Rogers	4,236 a	126,953
Rudolph Technologies	11,050 a	81,770
ScanSource	8,258 a	233,867
Sigma Designs	9,184 a,b	133,444
Skyworks Solutions	52,200 a	691,128
Smith Micro Software	8,680 a	107,285
Sonic Solutions	9,059 a,b	53,720
SPSS	5,476 a	273,526
Standard Microsystems	6,760 a	156,900
StarTek	3,242 a	28,141
Stratasys	5,402 a	92,698
Supertex	2,932 a	87,960
Symmetricom	13,160 a	68,169
Synaptics	10,305 a,b	259,686
SYNNEX	6,073 a,b	185,105
Take-Two Interactive Software	24,845 a,b	278,512
Taleo, Cl. A	9,146 a	207,065
Technitrol	13,635	125,578
Tekelec	20,758 a	341,054

TeleTech Holdings	10,397 a	177,373
THQ	21,167 a	144,782
Tollgrade Communications	4,082 a	26,451
Triquint Semiconductor	45,387 a	350,388
TTM Technologies	13,797 a	158,252
Tyler Technologies	9,082 a,b	155,211
Ultratech	6,860 a	90,758
United Online	26,550	213,462
Varian Semiconductor Equipment
Associates	21,397 a	702,677
Veeco Instruments	10,056 a	234,506
ViaSat	8,070 a	214,501
Websense	13,713 a	230,378
Wright Express	11,902 a	351,228
		21,216,480
Materials--4.5%
A.M. Castle & Co.	4,328	43,020
AMCOL International	7,206 b	164,945
American Vanguard	5,553	46,145
Arch Chemicals	7,428	222,766
Balchem	5,594	147,122
Brush Engineered Materials	6,549 a	160,189
Buckeye Technologies	12,213 a	131,045
Calgon Carbon	16,412 a,b	243,390
Century Aluminum	14,412 a,b	134,752
Clearwater Paper	3,532 a	145,978
Deltic Timber	2,836 b	129,804
Eagle Materials	12,828	366,624
H.B. Fuller	14,726	307,773
Headwaters	12,892 a	49,892
Myers Industries	9,018	97,124
Neenah Paper	4,850	57,085
NewMarket	3,529	328,338
Olympic Steel	2,430 b	69,717
OM Group	9,388 a,b	285,301
Penford	1,524	10,927
PolyOne	29,456 a	196,472

Quaker Chemical	3,360	73,685
Rock-Tenn, Cl. A	11,563	544,733
RTI International Metals	8,519 a	212,208
Schulman (A.)	8,475	168,907
Schweitzer-Mauduit International	4,736	257,449
Stepan	2,499	150,140
Texas Industries	7,704 b	323,490
Wausau Paper	14,847	148,470
Zep	6,377	103,626
		5,321,117
Telecommunication Services--.3%
Cbeyond	7,119 a,b	114,829
General Communication, Cl. A	12,605 a	86,470
Iowa Telecommunications Services	8,797 b	110,842
		312,141
Utilities--4.2%
Allete	7,644	256,609
American States Water	5,511	199,388
Atmos Energy	28,548	804,483
Avista	17,896	361,857
Central Vermont Public Service	4,740	91,482
CH Energy Group	4,146	183,709
El Paso Electric	13,638 a	240,983
Laclede Group	5,432	174,693
New Jersey Resources	12,107	439,605
Northwest Natural Gas	7,660 b	319,116
Piedmont Natural Gas	20,446 b	489,477
South Jersey Industries	9,731	343,504
Southwest Gas	14,451	369,657
UIL Holdings	9,234	243,685
UniSource Energy	11,373 b	349,720
		4,867,968
Total Common Stocks
(cost $111,389,891)		116,671,253
	Principal
Short-Term Investments--.1%	Amount ($)	Value ($)
U.S. Treasury Bills

0.11%, 12/17/09
(cost $84,980)	85,000 [c]	84,987

Other Investment--.4%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $422,000)	422,000 [d]	422,000
Investment of Cash Collateral for
Securities Loaned--24.3%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Plus Fund
(cost $28,411,404)	28,411,404 [d]	28,411,404

Total Investments (cost $140,308,275)	124.5%	145,589,644
Liabilities, Less Cash and Receivables	(24.5%)	(28,613,075)
Net Assets	100.0%	116,976,569

a	Non-income producing security.
b	All or a portion of these securities are on loan. At September 30, 2009, the total market value of the portfolio's securities on loan is $27,323,563 and the total market value of the collateral held by the portfolio is $28,411,404.
c	All or partially held by a broker as collateral for open financial futures positions.
d	Investment in affiliated money market mutual fund.

At September 30, 2009, the aggregate cost of investment securities for income tax purposes was $140,308,275. Net unrealized appreciation on investments was $5,281,368 of which $23,398,788 related to appreciated investment securities and $18,117,420 related to depreciated investment securities.

		Market Value		Unrealized
		Covered by		(Depreciation)
	Contracts	Contracts ($)	Expiration	at 9/30/2009 ($)
Financial Futures Long

STATEMENT OF FINANCIAL FUTURES
September 30, 2009 (Unaudited)

Russell 2000 Mini	8 482,400	December 2009	(9,294)

Various inputs are used in determining the value of the fund's investments relating to Fair Value Measurements.
These inputs are summarized in the three broad levels listed below.
Level 1 - quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of September 30, 2009 in valuing the fund's investments:

			Level 3 -
		Level 2 - Other	Significant
	Level 1 -	Significant Observable	Unobservable
Assets ($)	Quoted Prices	Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic+	116,601,576	-	-	116,601,576
Equity Securities - Foreign+	69,677	-	-	69,677
U.S. Treasury Securities	-	84,987	-	84,987
Mutual Funds	28,833,404	-	-	28,833,404
Other Financial Instruments++	-	-	-	-
Liabilities ($)
Other Financial Instruments++	(9,294)	-	-	(9,294)

+ See Statement of Investments for industry classification.
++ Other financial instruments include derivative instruments, such as futures, forward foreign currency exchange contracts, swap contracts and options contracts. Amounts shown represent unrealized appreciation (depreciation), or in the case of options, market value at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) has become the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The Codification has superseded all existing non-SEC accounting and reporting standards. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund adopted the provisions of ASC 815 Derivatives and Hedging which requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. The disclosure requirements distinguish between derivatives, which are accounted for as “hedges” and those that do not qualify for hedge accounting. Because investment companies value their derivatives at fair value and recognize changes in fair value through the Statement of Operations, they do not qualify for such accounting. Accordingly, even though a fund’s investments in derivatives may represent economic hedges, they are considered to be non-hedge transactions for purposes of this disclosure.

Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices.

Bid price is used when no asked price is available.Registered investment companies that are not traded on an exchange are valued at their net asset value. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the portfolio calculates its net asset value, the portfolio may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. For other securities that are fair valued by the Board of Trustees, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold and public trading in similar securities of the issuer or comparable issuers. Financial futures are valued at the last sales price.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the portfolio may lend securities to qualified institutions. It is the portfolio’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager,U.S.Government and Agency securities or letters of credit. The portfolio is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the portfolio bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

Futures Contracts: In the normal course of pursuing its investment objectives, the fund is exposed to market risk, including equity price risk as a result of changes in value of underlying financial instruments. The fund may invest in financial futures contracts in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a broker, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. Futures contracts are valued daily at the settlement price established by the Board of Trade or exchange upon which they are traded. When the contracts are closed, the fund recognizes a realized gain or loss. There is minimal counterparty credit risk to the fund with futures, since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Investment Portfolios, Technology Growth Portfolio
September 30, 2009 (Unaudited)

Common Stocks--95.3%	Shares	Value ($)
Consumer Discretionary--1.9%
Amazon.com	32,430 a	3,027,665
Exchange Traded Funds--1.3%
Powershares QQQ	48,310 b	2,041,098
Information Technology--92.1%
Amphenol, Cl. A	79,735	3,004,415
Apple	42,261 a	7,833,921
Autodesk	125,910 a	2,996,658
BMC Software	91,420 a	3,430,993
Broadcom, Cl. A	218,295 a	6,699,473
Brocade Communications Systems	384,210 a	3,019,891
Cavium Networks	84,115 a,b	1,805,949
Cisco Systems	329,490 a	7,756,195
Cognizant Technology Solutions,
Cl. A	151,935 a	5,873,807
Computer Sciences	64,430 a	3,396,105
Dell	285,270 a	4,353,220
Electronic Arts	177,112 a	3,373,984
EMC	343,020 a	5,845,061
Flextronics International	430,330 a	3,210,262
Google, Cl. A	12,620 a	6,257,627
Hewlett-Packard	98,415	4,646,172
Informatica	163,550 a	3,692,959
Juniper Networks	222,089 a,b	6,000,845
Lam Research	134,490 a,b	4,594,178
Microsoft	263,045	6,810,235
Motorola	451,570	3,878,986
NetApp	130,030 a	3,469,200
NVIDIA	104,360 a	1,568,531
Oracle	188,203	3,922,150
Paychex	116,760 b	3,391,878

Quest Software	193,090 a	3,253,566
Research In Motion	76,090 a	5,139,879	.
Riverbed Technology	150,820 a	3,312,007
Sybase	87,140 a,b	3,389,746
Teradata	124,130 a	3,416,058
Texas Instruments	137,520	3,257,849
Tyco Electronics	150,360	3,350,021
VMware, Cl. A	79,790 a	3,205,164
Western Digital	93,220 a	3,405,327
Western Union	155,877	2,949,193
		145,511,505
Total Common Stocks
(cost $133,784,178)		150,580,268

Other Investment--5.5%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $8,753,718)	8,753,718 [c]	8,753,718
Investment of Cash Collateral for			FOREIGN
Securities Loaned--10.3%
Registered Investment Company;			3,210,262
Dreyfus Institutional Cash			5,139,879
Advantage Fund			8,350,141
(cost $16,239,057)	16,239,057 [c]	16,239,057
Total Investments (cost $158,776,953)	111.1%	175,573,043
Liabilities, Less Cash and Receivables	(11.1%)	(17,513,763)
Net Assets	100.0%	158,059,280

a	Non-income producing security.
b	All or a portion of these securities are on loan. At September 30, 2009, the total market value of the portfolio's securities on loan is $15,996,671 and the total market value of the collateral held by the portfolio is $16,239,057.
c	Investment in affiliated money market mutual fund.

At September 30, 2009, the aggregate cost of investment securities for income tax purposes was $158,776,953. Net unrealized appreciation on investments was $16,796,090 of which $17,864,575 related to appreciated investment securities and $1,068,485 related to depreciated investment securities.

These inputs are summarized in the three broad levels listed below.
Level 1 - quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of September 30, 2009, in valuing the fund's investments:

		Level 2 - Other Significant	Level 3 -Significant
Assets ($)	Level 1 -Quoted Prices	Observable Inputs	Unobservable Inputs	Total
Investment in Securities:
Equity Securities - Domestic+	140,189,029		-	- 140,189,029
Equity Securities - Foreign+	8,350,141		-	- 8,350,141
Mutual Funds/Exchange Traded Funds	27,033,873		-	- 27,033,873
Other Financial Instruments++	-		-	- -
Liabilities ($)
Other Financial Instruments++	-		-	- -
+ See Statement of Investments for industry classification.
++ Other financial instruments include derivative instruments, such as futures, forward foreign currency exchange contracts, swap contracts and options contracts. Amounts shown represent unrealized appreciation (depreciation), or in the case of options, market value at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) has become the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The Codification has superseded all existing non-SEC accounting and reporting standards. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund adopted the provisions of ASC 815 Derivatives and Hedging which requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. The fund held no derivatives during the period ended September 30, 2009. These disclosures did not impact the notes to the financial statements.

Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the portfolio calculates its net asset value, the portfolio may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Fair valuing of securities may be determined with the assist-tance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. For other securities that are fair valued by the Board of Trustees, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Financial futures are valued at the last sales price. Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Forward foreign currency exchange contracts (“forward contracts”) are valued at the forward rate.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the portfolio may lend securities to qualified institutions. It is the portfolio’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit. The portfolio is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the portfolio bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Investment Portfolios

By:	/s/ J. David Officer
J. David Officer
President

Date:	November 19, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer
J. David Officer
President

Date:	November 19, 2009

By:	/s/ James Windels
James Windels
Treasurer

Date:	November 19, 2009

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)